Financial instruments (Details 1) - Recurring fair value measurement [member] - INR (₨) ₨ in Millions		Mar. 31, 2025	Mar. 31, 2024
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	₨ (729)	₨ (299)
Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		33,186	40,597
Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		87	136
FVTOCI - Financial asset		49	249
Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			166
Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	1,122	644
Investment In Others [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		219
Contingent consideration [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL – Financial liability		(2,916)	(187)
Level 1 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 1 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		33,186	40,597
Level 1 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		86	135
FVTOCI - Financial asset		49	249
Level 1 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			0
Level 1 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	0	0
Level 1 of fair value hierarchy [member] | Investment In Others [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0
Level 1 of fair value hierarchy [member] | Contingent consideration [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL – Financial liability		0	0
Level 2 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	(729)	(299)
Level 2 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
FVTOCI - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			0
Level 2 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	0	0
Level 2 of fair value hierarchy [member] | Investment In Others [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0
Level 2 of fair value hierarchy [member] | Contingent consideration [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL – Financial liability		0	0
Level 3 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 3 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		1	1
FVTOCI - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			166
Level 3 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	1,122	644
Level 3 of fair value hierarchy [member] | Investment In Others [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		219
Level 3 of fair value hierarchy [member] | Contingent consideration [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL – Financial liability		₨ (2,916)	₨ (187)

[1]	The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives which are valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.
[2]	Fair value of these instruments is determined based on an independent valuation report, which uses the net asset value method.